Related Party Transactions_Significant Investment And Collection Transactions With Related Parties(Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)
Korea Credit Bureau Co., Ltd.
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	₩ 0
Withdrawal and others	113
Balhae Infrastructure Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	4,645
Withdrawal and others	8,623
Daesang Techlon Co., Ltd.
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	0
Withdrawal and others	₩ 42
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions	Excluded from the Group's related party as of December 31, 2018.	[1]
PT Bank Bukopin TBK
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	₩ 116,422
Withdrawal and others	0
KoFC KBIC Frontier Champ 2010-5(PEF)
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	0
Withdrawal and others	4,800
KB GwS Private Securities Investment Trust
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	0
Withdrawal and others	6,386
Aju Good Technology Venture Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	9,808
Withdrawal and others	0
KB-KDBC New Technology Business Investment Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	10,000
Withdrawal and others	0
KBTS Technology Venture Private Equity Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	14,224
Withdrawal and others	0
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	8,000
Withdrawal and others	0
KB Star Office Private Real Estate Investment Trust No.1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	0
Withdrawal and others	1,162
KB No.8 Special Purpose Acquisition Company
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	0
Withdrawal and others	₩ 5
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions	Excluded from the Group's related party as of December 31, 2018.	[1]
Hyundai Tongyang Agrifood Private Equity Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	₩ 0
Withdrawal and others	₩ 82
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions	Excluded from the Group's related party as of December 31, 2018.	[1]
KB IGen Private Equity Fund No. 1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	₩ 0
Withdrawal and others	3
GH Real Estate I LP
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	17,678
Withdrawal and others	0
KB-SJ Tourism Venture Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	1,500
Withdrawal and others	0
CUBE Growth Fund No.2
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	1,300
Withdrawal and others	1,300
UNION Media Commerce Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	1,000
Withdrawal and others	₩ 0

[1]	Excluded from the Group's related party as of December 31, 2018.